UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8852

John Hancock Institutional Series Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      February 29, 2004

Date of reporting period:     November 30, 2004


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ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Independence
Diversified Core
Equity Fund II

11.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

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

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2004 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 97.50%                                                                                                 $26,593,566
(Cost $21,291,186)

Aerospace & Defense 2.22%                                                                                                605,805
Boeing Co. (The)                                                                                           8,300         444,631
Honeywell International, Inc.                                                                              1,800          63,594
United Technologies Corp.                                                                                  1,000          97,580

Air Freight & Logistics 1.50%                                                                                            408,629
FedEx Corp.                                                                                                4,300         408,629

Apparel Retail 1.76%                                                                                                     480,727
Abercrombie & Fitch Co. (Class A)                                                                          4,100         186,755
Gap, Inc. (The)                                                                                            4,800         104,880
Limited Brands, Inc.                                                                                       7,737         189,092

Application Software 0.48%                                                                                               129,704
Intuit, Inc. (I)                                                                                           3,100         129,704

Auto Parts & Equipment 0.70%                                                                                             189,912
Magna International, Inc. (Class A) (Canada)                                                               2,400         189,912

Automobile Manufacturers 0.10%                                                                                            27,013
General Motors Corp.                                                                                         700          27,013

Biotechnology 1.32%                                                                                                      360,240
Amgen, Inc. (I)                                                                                            6,000         360,240

Brewers 0.75%                                                                                                            205,369
Anheuser-Busch Cos., Inc.                                                                                  4,100         205,369

Communications Equipment 3.54%                                                                                           965,343
Cisco Systems, Inc. (I)                                                                                   18,900         353,619
Motorola, Inc.                                                                                            18,500         356,310
Nokia Oyj, American Depositary Receipts (ADR) (Finland)                                                   12,200         197,274
Tellabs, Inc. (I)                                                                                          6,800          58,140

Computer & Electronics Retail 0.23%                                                                                       63,919
Circuit City Stores, Inc.                                                                                  4,100          63,919

Computer Hardware 4.75%                                                                                                1,296,882
Dell, Inc. (I)                                                                                             9,900         401,148
Hewlett-Packard Co.                                                                                       12,400         248,000
International Business Machines Corp.                                                                      4,600         433,504
Sun Microsystems, Inc.                                                                                    38,600         214,230

Computer Storage & Peripherals 0.07%                                                                                      18,788
EMC Corp. (I)                                                                                              1,400          18,788

Construction & Farm Machinery & Heavy Trucks 0.97%                                                                       265,401
Deere & Co.                                                                                                3,700         265,401

Consumer Finance 1.30%                                                                                                   353,924
Capital One Financial Corp.                                                                                1,800         141,444
MBNA Corp.                                                                                                 8,000         212,480

Data Processing & Outsourced Services 2.07%                                                                              564,241
Computer Sciences Corp. (I)                                                                                7,300         394,930
DST Systems, Inc. (I)                                                                                        900          43,875
Fiserv, Inc. (I)                                                                                             800          30,808
Sabre Holdings Corp.                                                                                       4,100          94,628

Department Stores 0.76%                                                                                                  208,240
Federated Department Stores, Inc.                                                                          3,800         208,240

Diversified Banks 1.57%                                                                                                  428,181
Bank of America Corp.                                                                                      7,800         360,906
Wachovia Corp.                                                                                             1,300          67,275

Diversified Chemicals 0.98%                                                                                              267,491
Dow Chemical Co. (The)                                                                                     5,300         267,491

Diversified Commercial Services 0.45%                                                                                    121,918
Accenture Ltd. (Class A) (Bermuda) (I)                                                                     4,700         121,918

Diversified Metals & Mining 0.50%                                                                                        135,982
Phelps Dodge Corp.                                                                                         1,400         135,982

Electric Utilities 2.19%                                                                                                 596,790
TXU Corp.                                                                                                  9,500         596,790

Electronic Equipment Manufacturers 0.43%                                                                                 116,880
Vishay Intertechnology, Inc. (I)                                                                           8,000         116,880

Food Retail 0.52%                                                                                                        142,155
SUPERVALU, Inc.                                                                                            4,500         142,155

Forest Products 0.44%                                                                                                    119,903
Louisiana-Pacific Corp.                                                                                    4,900         119,903

Health Care Distributors 1.52%                                                                                           415,695
AmerisourceBergen Corp.                                                                                    6,000         353,640
McKesson Corp.                                                                                             2,100          62,055

Health Care Equipment 0.24%                                                                                               65,736
Becton, Dickinson & Co.                                                                                    1,200          65,736

Home Improvement Retail 3.61%                                                                                            985,772
Black & Decker Corp. (The)                                                                                   800          67,272
Home Depot, Inc. (The)                                                                                    22,000         918,500

Homebuilding 0.88%                                                                                                       239,428
D.R. Horton, Inc.                                                                                          6,800         239,428

Hotels, Resorts & Cruise Lines 0.31%                                                                                      85,275
Marriott International, Inc.                                                                               1,500          85,275

Household Appliances 0.36%                                                                                                98,196
Stanley Works Co. (The)                                                                                    2,100          98,196

Household Products 1.16%                                                                                                 317,281
Clorox Co. (The)                                                                                           4,500         248,040
Kimberly-Clark Corp.                                                                                         500          31,805
Procter & Gamble Co. (The)                                                                                   700          37,436

Housewares & Specialties 0.76%                                                                                           207,720
Newell Rubbermaid, Inc.                                                                                    9,000         207,720

Industrial Conglomerates 2.72%                                                                                           740,716
General Electric Co.                                                                                      13,700         484,432
Textron, Inc.                                                                                              2,500         181,550
Tyco International Ltd. (Bermuda)                                                                          2,200          74,734

Industrial Machinery 0.42%                                                                                               114,320
Nalco Holding Co. (I)                                                                                      4,000          76,920
Parker- Hannifin Corp.                                                                                       500          37,400

Integrated Oil & Gas 8.20%                                                                                             2,236,753
BP Plc, (ADR) (United Kingdom)                                                                             1,200          73,620
ChevronTexaco Corp.                                                                                        4,400         240,240
ConocoPhillips                                                                                             5,700         518,643
Exxon Mobil Corp.                                                                                         27,400       1,404,250

Integrated Telecommunication Services 2.46%                                                                              671,056
AT&T Corp.                                                                                                 9,300         170,190
ALLTEL Corp.                                                                                               1,900         107,711
CenturyTel, Inc.                                                                                           2,800          92,176
Verizon Communications, Inc.                                                                               7,300         300,979

Investment Banking & Brokerage 1.33%                                                                                     363,400
Goldman Sachs Group, Inc. (The)                                                                            2,500         261,900
Morgan Stanley                                                                                             2,000         101,500

IT Consulting & Other Services 0.29%                                                                                      80,430
Unisys Corp. (I)                                                                                           7,000          80,430

Leisure Products 1.44%                                                                                                   393,601
Brunswick Corp.                                                                                            2,800         136,696
Hasbro, Inc.                                                                                              13,500         256,905

Life & Health Insurance 3.65%                                                                                            996,024
AFLAC, Inc.                                                                                                6,900         259,578
Prudential Financial, Inc.                                                                                13,200         646,140
UnumProvident Corp.                                                                                        5,800          90,306

Managed Health Care 3.22%                                                                                                874,518
Aetna, Inc.                                                                                                1,800         213,318
Anthem, Inc. (I)(L)                                                                                        3,500         354,655
UnitedHealth Group, Inc.                                                                                   3,700         306,545

Motorcycle Manufacturers 0.30%                                                                                            80,948
Harley-Davidson, Inc.                                                                                      1,400          80,948

Movies & Entertainment 2.21%                                                                                             602,112
Disney (Walt) Co. (The)                                                                                   22,400         602,112

Multi-Line Insurance 2.66%                                                                                               724,525
American International Group, Inc.                                                                         5,500         348,425
Hartford Financial Services Group, Inc. (The)                                                              3,500         224,000
MetLife, Inc.                                                                                              3,900         152,100

Multi-Utilities & Unregulated Power 0.80%                                                                                218,500
Constellation Energy Group                                                                                 5,000         218,500

Office Electronics 0.38%                                                                                                 102,644
Xerox Corp. (I)                                                                                            6,700         102,644

Other Diversified Financial Services 5.04%                                                                             1,375,995
Citigroup, Inc.                                                                                           20,400         912,900
JPMorgan Chase & Co.                                                                                      12,300         463,095

Pharmaceuticals 6.76%                                                                                                  1,844,305
Johnson & Johnson                                                                                         19,000       1,146,080
Merck & Co., Inc.                                                                                         15,900         445,518
Pfizer, Inc.                                                                                               9,100         252,707

Property & Casualty Insurance 2.65%                                                                                      722,130
ACE, Ltd. (Cayman Islands)                                                                                 6,600         266,772
Allstate Corp. (The)                                                                                       7,500         378,750
St. Paul Travelers Cos., Inc. (The)                                                                        2,100          76,608

Railroads 0.45%                                                                                                          123,588
Norfolk Southern Corp.                                                                                     3,600         123,588

Reinsurance 1.17%                                                                                                        320,226
Everest Re Group, Ltd. (Bermuda)                                                                           3,800         320,226

Restaurants 0.33%                                                                                                         88,761
Brinker International, Inc. (I)                                                                            1,700          58,021
McDonald's Corp.                                                                                           1,000          30,740

Semiconductor Equipment 1.42%                                                                                            387,344
Applied Materials, Inc. (I)                                                                               16,400         272,896
Applied Micro Circuits Corp. (I)                                                                          31,100         114,448

Semiconductors 0.30%                                                                                                      81,264
Intel Corp.                                                                                                2,000          44,700
Micron Technology, Inc.                                                                                    3,300          36,564

Soft Drinks 0.66%                                                                                                        180,826
Coca-Cola Co. (The)                                                                                        4,600         180,826

Steel 1.16%                                                                                                              315,348
Nucor Corp.                                                                                                2,200         116,380
United States Steel Corp.                                                                                  3,800         198,968

Systems Software 3.22%                                                                                                   878,046
BMC Software, Inc. (I)                                                                                    14,600         271,268
Microsoft Corp.                                                                                           20,800         557,648
McAfee, Inc. (I)                                                                                           1,700          49,130

Thrifts & Mortgage Finance 1.80%                                                                                         489,795
Countrywide Financial Corp.                                                                                3,300         109,593
Freddie Mac                                                                                                3,900         266,214
Washington Mutual, Inc.                                                                                    2,800         113,988

Tobacco 2.63%                                                                                                            718,625
Altria Group, Inc.                                                                                        12,500         718,625

Trading Companies & Distributors 0.82%                                                                                   222,696
Grainger (W.W.), Inc.                                                                                      3,600         222,696

Wireless Telecommunication Services 0.57%                                                                                156,530
Nextel Communications, Inc. (Class A) (I)                                                                  5,500         156,530

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 2.50%                                                                                            $680,915
(Cost $680,915)

Joint Repurchase Agreement 0.41%                                                                                         112,000
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. - Dated 11-30-04, due
12-01-04 (Secured by U.S. Treasury Inflation Indexed
Bonds 3.375% thru 3.625%, due 04-15-32 thru 04-15-28
and U.S. Treasury Inflation Indexed Note 3.000%, due
07-05-12)                                                                                  1.96              112         112,000

                                                                                                          Shares
Cash Equivalents 2.09%                                                                                                   568,915
AIM Cash Investment Trust (T)                                                                            568,915         568,915

Total investments 100.00%                                                                                            $27,274,481


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John Hancock
Independence Diversified Core Equity Fund II
Footnotes to Schedule of Investments
November 30, 2004 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of November 30, 2004.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on November 30, 2004, including short-term investments, was $21,972,101. Gross unrealized appreciation and depreciation of investments aggregated $5,623,687 and $321,307, respectively, resulting in net unrealized appreciation of $5,302,380.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Subadviser
Independence Investment LLC
53 State Street
Boston, MA 02109

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

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How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713
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This report is for the information of the shareholders
of the John Hancock Independence Diversified Core Equity Fund II.

425Q3  11/04
        1/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Institutional Series Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    January 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005

By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:   January 26, 2005